Schedule of Stock Option and Warrant Activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options/Warrants outstanding, beginning balance	1,849,600
Weighted average exercise price, outstanding, beginning balance	$ 2.29
Weighted average remaining contractual life, outstanding, beginning balance	3 years 1 month 20 days
Aggregate intrinsic value, outstanding, beginning balance	$ 218,240
Options/Warrants outstanding, granted	329,985
Weighted average exercise price, granted	$ 1.41
Options/Warrants outstanding, forfeited
Options/Warrants Outstanding, Exercised		(7,500)
Options/Warrants outstanding, ending balance	2,179,585	1,849,600
Weighted average exercise price, outstanding, ending balance	$ 2.16	$ 2.29
Weighted average remaining contractual life, outstanding, ending balance	2 years 8 months 26 days
Aggregate intrinsic value, outstanding, ending balance	$ 658,069	$ 218,240
Options/Warrants outstanding, exercisable	1,968,096
Weighted average exercise price, exercisable	$ 2.25
Weighted average remaining contractual life, exercisable	2 years 6 months 7 days
Aggregate intrinsic value, outstanding, ending balance	$ 505,797
Options/Warrants outstanding, exercised		7,500
Stock Option and Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options/Warrants outstanding, beginning balance	4,237,650	1,784,500	1,009,500
Weighted average exercise price, outstanding, beginning balance	$ 2.89	$ 2.20	$ 3.00
Weighted average remaining contractual life, outstanding, beginning balance		4 years 1 month 2 days	3 years 6 months 29 days
Aggregate intrinsic value, outstanding, beginning balance	$ 218,240	$ 3,173,800	$ 1,141,500
Options/Warrants outstanding, granted		2,460,650	775,000
Weighted average exercise price, granted		$ 3.36	$ 3.00
Options/Warrants outstanding, forfeited
Options/Warrants Outstanding, Exercised		(7,500)
Weighted Average Exercise Price, Exercised		$ 1.60
Options/Warrants outstanding, ending balance		4,237,650	1,784,500
Weighted average exercise price, outstanding, ending balance		$ 2.89	$ 2.20
Weighted average remaining contractual life, outstanding, ending balance		4 years 3 months 3 days
Aggregate intrinsic value, outstanding, ending balance		$ 218,240	$ 3,173,800
Options/Warrants outstanding, exercisable		4,207,400
Weighted average exercise price, exercisable		$ 2.88
Weighted average remaining contractual life, exercisable		4 years 3 months
Aggregate intrinsic value, outstanding, ending balance		$ 218,240
Options/Warrants outstanding, exercised		7,500